12. Segment Financial Information	12 Months Ended
Dec. 31, 2012
Notes
12. Segment Financial Information:

12.       SEGMENT FINANCIAL INFORMATION:

            The Company discloses segment information in accordance with FASB ASC 280.  FASB ASC 280 requires companies to determine segments based on how management makes decisions about allocating resources to segments and measuring their performance.

            On and prior to December 31, 2010, the Company had six reportable segments: Division I through Division V and Division VII.  Each segment was comprised of a number of branch offices that are aggregated based on vice president responsibility and geographical location.  Division I was comprised of offices located in South Carolina.  Division II was comprised of offices in North Georgia, Division III encompassed Central and South Georgia offices, and Division VII was comprised of offices in West Georgia.  Division IV represents our Alabama and Tennessee offices, and our offices in Louisiana and Mississippi encompass Division V.  Division VI is reserved for future use.  Effective January 1, 2011, Management realigned offices in Division VII between Division II and Division III.  Division VII is no longer a reportable segment.  Segment reporting for 2010 has been reclassified to conform to the new alignment, with no changes to consolidated results.

            Accounting policies of the segments are the same as those of the Company described in the summary of significant accounting policies.  Performance is measured based on objectives set at the beginning of each year and include various factors such as segment profit, growth in earning assets and delinquency and loan loss management.  All segment revenues result from transactions with third parties.  The Company does not allocate income taxes or corporate headquarter expenses to the segments.

            Below is a performance recap of each of the Company's reportable segments for the year ended December 31, 2012 followed by a reconciliation to consolidated Company data.

Year 2012 (in millions)						Total Segments
Revenues:
Finance Charges Earned .........	$ 17.8	$ 26.7	$ 26.4	$ 26.6	$ 21.9	$ 119.4
Insurance Income .....................	3.2	10.9	10.2	2.8	5.4	32.5
Other .......................................	.1	2.0	1.9	3.8	1.8	9.6
	21.1	39.6	38.5	33.2	29.1	161.5
Expenses:
Interest Cost ..............................	1.4	2.8	2.8	2.6	1.8	11.4
Provision for Loan Losses .......	3.0	4.8	5.2	4.9	3.9	21.8
Depreciation ..............................	.4	.5	.5	.5	.4	2.3
Other .......................................	9.1	12.3	13.0	11.6	11.7	57.7
	13.9	20.4	21.5	19.6	17.8	93.2

Segment Profit ...............................	$ 7.2	$ 19.2	$ 17.0	$ 13.6	$ 11.3	$ 68.3

Segment Assets:
Net Receivables .........................	$ 46.8	$ 92.4	$ 90.5	$ 87.9	$ 62.1	$379.7
Cash .......................................	.3	.6	.8	.6	.6	2.9
Net Fixed Assets .......................	1.3	1.4	1.2	1.3	1.2	6.4
Other Assets ..............................	.0	.1	.0	.2	.1	.4
Total Segment Assets .........	$ 48.4	$ 94.5	$ 92.5	$ 90.0	$ 64.0	$389.4

RECONCILIATION:	2012 (in millions)
Revenues:
Total revenues from reportable segments ...........................................................................................................................	$ 161.6
Corporate finance charges earned not allocated to segments .........................................................................................	(.1)
Reclassification of insurance expense against insurance income ..................................................................................	3.4
Timing difference of insurance income allocation to segments .......................................................................................	7.7
Other revenues not allocated to segments .........................................................................................................................	.1
Consolidated Revenues ..................................................................................................................................................	$172.7

Net Income:
Total profit or loss for reportable segments ........................................................................................................................	$ 68.3
Corporate earnings not allocated ........................................................................................................................................	11.1
Corporate expenses not allocated .......................................................................................................................................	(42.8)
Income taxes not allocated ...................................................................................................................................................	(3.9)
Consolidated Net Income ...............................................................................................................................................	$ 32.7

Assets:
Total assets for reportable segments ...................................................................................................................................	$389.4
Loans held at corporate level ...............................................................................................................................................	1.9
Unearned insurance at corporate level ...............................................................................................................................	(16.0)
Allowance for loan losses at corporate level ......................................................................................................................	(22.0)
Cash and cash equivalents held at corporate level ...........................................................................................................	30.0
Investment securities at corporate level ..............................................................................................................................	124.3
Fixed assets at corporate level .............................................................................................................................................	2.6
Other assets at corporate level .............................................................................................................................................	8.1
Consolidated Assets .......................................................................................................................................................	$518.3

            Below is a performance recap of each of the Company's reportable segments for the year ended December 31, 2011 followed by a reconciliation to consolidated Company data.

Year 2011 (in millions)						Total Segments
Revenues:
Finance Charges Earned .........	$ 16.0	$ 25.0	$ 25.5	$ 23.0	$ 19.3	$ 108.8
Insurance Income .....................	2.8	9.7	9.5	4.7	4.8	31.5
Other .......................................	.1	2.0	1.8	1.1	1.6	6.6
	18.9	36.7	36.8	28.8	25.7	146.9
Expenses:
Interest Cost ..............................	1.3	2.9	3.0	2.6	1.8	11.6
Provision for Loan Losses .......	3.3	5.1	5.9	4.1	3.4	21.8
Depreciation ..............................	.4	.5	.5	.5	.4	2.3
Other .......................................	8.5	11.9	12.5	11.1	10.6	54.6
	13.5	20.4	21.9	18.3	16.2	90.3

Segment Profit ...............................	$ 5.4	$ 16.3	$ 14.9	$ 10.5	$ 9.5	$ 56.6

Segment Assets:
Net Receivables .........................	$ 40.4	$ 87.3	$ 88.2	$ 80.2	$ 56.2	$352.3
Cash .......................................	.4	.8	.9	.6	.7	3.4
Net Fixed Assets .......................	1.0	1.6	1.5	1.6	1.1	6.8
Other Assets ..............................	.0	.1	.0	.1	.1	.3
Total Segment Assets .........	$ 41.8	$ 89.8	$ 90.6	$ 82.5	$ 58.1	$362.8

RECONCILIATION:	2011 (in millions)
Revenues:
Total revenues from reportable segments ...........................................................................................................................	$ 146.9
Corporate finance charges earned not allocated to segments .........................................................................................	.1
Reclassification of insurance expense against insurance income ..................................................................................	2.9
Timing difference of insurance income allocation to segments .......................................................................................	7.9
Other revenues not allocated to segments .........................................................................................................................	.1
Consolidated Revenues ..................................................................................................................................................	$157.9

Net Income:
Total profit or loss for reportable segments ........................................................................................................................	$ 56.6
Corporate earnings not allocated ........................................................................................................................................	10.9
Corporate expenses not allocated .......................................................................................................................................	(35.3)
Income taxes not allocated ...................................................................................................................................................	(3.1)
Consolidated Net Income ...............................................................................................................................................	$ 29.1

Assets:
Total assets for reportable segments ...................................................................................................................................	$362.8
Loans held at corporate level ...............................................................................................................................................	2.2
Unearned insurance at corporate level ...............................................................................................................................	(15.2)
Allowance for loan losses at corporate level ......................................................................................................................	(21.4)
Cash and cash equivalents held at corporate level ...........................................................................................................	18.5
Investment securities at corporate level ..............................................................................................................................	107.7
Fixed assets at corporate level .............................................................................................................................................	2.6
Other assets at corporate level .............................................................................................................................................	7.7
Consolidated Assets .......................................................................................................................................................	$464.9

            Below is a performance recap of each of the Company's reportable segments for the year ended December 31, 2010 followed by a reconciliation to consolidated Company data.

Year 2010 (in millions)						Total Segments
Revenues:
Finance Charges Earned .........	$ 14.8	$ 23.1	$ 24.5	$ 20.9	$ 17.1	$100.4
Insurance Income .....................	2.7	8.6	9.2	4.4	4.3	29.2
Other .......................................	.1	1.7	1.6	.9	1.3	5.6
	17.6	33.4	35.3	26.2	22.7	135.2
Expenses:
Interest Cost ..............................	1.4	3.2	3.3	2.6	1.8	12.3
Provision for Loan Losses .......	3.0	5.6	6.1	5.3	3.6	23.6
Depreciation ..............................	.4	.5	.4	.5	.3	2.1
Other .......................................	8.2	11.7	12.5	10.4	9.9	52.7
	13.0	21.0	22.3	18.8	15.6	90.7

Segment Profit ...............................	$ 4.6	$ 12.4	$ 13.0	$ 7.4	$ 7.1	$ 44.5

Segment Assets:
Net Receivables .........................	$ 39.6	$ 82.8	$ 86.3	$ 72.4	$ 50.2	$331.3
Cash .......................................	.3	.6	.8	.5	.4	2.6
Net Fixed Assets .......................	.7	.9	.8	1.3	.7	4.4
Other Assets ..............................	.0	.1	.1	.2	.1	.5
Total Segment Assets .........	$ 40.6	$ 84.4	$ 88.0	$ 74.4	$ 51.4	$338.8

RECONCILIATION:	2010 (in millions)
Revenues:
Total revenues from reportable segments ...........................................................................................................................	$ 135.2
Corporate finance charges earned not allocated to segments .........................................................................................	.1
Reclassification of insurance expense against insurance income ..................................................................................	2.7
Timing difference of insurance income allocation to segments .......................................................................................	7.3
Other revenues not allocated to segments .........................................................................................................................	.2
Consolidated Revenues ..................................................................................................................................................	$145.5

Net Income:
Total profit or loss for reportable segments ........................................................................................................................	$ 44.5
Corporate earnings not allocated ........................................................................................................................................	10.2
Corporate expenses not allocated .......................................................................................................................................	(31.3)
Income taxes not allocated ...................................................................................................................................................	(2.7)
Consolidated Net Income ...............................................................................................................................................	$ 20.7

Assets:
Total assets for reportable segments ...................................................................................................................................	$338.8
Loans held at corporate level ...............................................................................................................................................	1.7
Unearned insurance at corporate level ...............................................................................................................................	(13.9)
Allowance for loan losses at corporate level ......................................................................................................................	(24.1)
Cash and cash equivalents held at corporate level ...........................................................................................................	31.8
Investment securities at corporate level ..............................................................................................................................	78.2
Fixed assets at corporate level .............................................................................................................................................	2.3
Other assets at corporate level .............................................................................................................................................	7.3
Consolidated Assets .......................................................................................................................................................	$422.1